Other income (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Other income
Grant income			€ 76	€ 193
Other income			4	7
Total other income	€ 38	€ 99	€ 80	€ 200